Employee Benefits and Incentive Plans - Summary of Information on Options Granted Under Executive Incentive Plan (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 0.00
Exercise Price, Upper Limit	$ 84.80
Outstanding Number of Options	3,022,823
Average Remaining Contractual Life (years)	8 years 22 days
Outstanding Weighted Average Exercise Price	$ 27.21
Exercisable Number of Options	824,730
Exercisable Weighted Average Exercise Price	$ 31.49
0.00-13.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 0.00
Exercise Price, Upper Limit	$ 13.12
Outstanding Number of Options	132,122
Average Remaining Contractual Life (years)	2 years 11 months 1 day
Outstanding Weighted Average Exercise Price	$ 13.12
Exercisable Number of Options	132,122
Exercisable Weighted Average Exercise Price	$ 13.12
13.13-28.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 13.13
Exercise Price, Upper Limit	$ 28.88
Outstanding Number of Options	2,201,725
Average Remaining Contractual Life (years)	8 years 4 months 17 days
Outstanding Weighted Average Exercise Price	$ 25.23
Exercisable Number of Options	19,747
Exercisable Weighted Average Exercise Price	$ 25.23
28.89-50.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 28.89
Exercise Price, Upper Limit	$ 50.88
Outstanding Number of Options	656,042
Average Remaining Contractual Life (years)	8 years 1 month 10 days
Outstanding Weighted Average Exercise Price	$ 34.12
Exercisable Number of Options	656,042
Exercisable Weighted Average Exercise Price	$ 34.12
50.89-84.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 50.89
Exercise Price, Upper Limit	$ 84.80
Outstanding Number of Options	32,934
Average Remaining Contractual Life (years)	6 years 8 months 1 day
Outstanding Weighted Average Exercise Price	$ 77.88
Exercisable Number of Options	16,819
Exercisable Weighted Average Exercise Price	$ 76.68